Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING
Net earnings (loss)	$ 40,338	$ (77,397)
Adjustments for:
Depletion, depreciation and amortization	25,434	31,049
Asset retirement obligation accretion	207	259
Impairment (recovery) loss	(31,521)	73,495
Share-based compensation	9,267	857
Finance costs	1,141	2,520
Unrealized loss on financial instruments	88	180
Unrealized loss (gain) on foreign currency translation	12	(62)
Asset retirement obligations settled	(135)	(458)
Changes in working capital	131	1,266
Net cash generated by operating activities	44,962	31,709
INVESTING
Additions to intangible exploration and evaluation assets	(2,089)	(337)
Additions to petroleum and natural gas assets	(24,636)	(6,726)
Additions to other assets	(97)	(435)
Changes in working capital	7,601	(3,544)
Net cash used in investing activities	(19,221)	(11,042)
FINANCING
Issue of common shares	(340)	0
Interest paid	(856)	(1,918)
Increase in long-term debt	415	406
Payments on lease obligations	(1,932)	(1,703)
Repayments of long-term debt	(18,937)	(16,504)
Changes in working capital	(365)	161
Net cash used in financing activities	(22,015)	(19,558)
Currency translation differences relating to cash	(307)	150
NET INCREASE IN CASH	3,419	1,259
CASH, BEGINNING OF YEAR	34,510	33,251
CASH, END OF YEAR	$ 37,929	$ 34,510